Employee Benefit Expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Classes of employee benefits expense [abstract]
Wages and salaries	¥ 2,142,959	¥ 2,009,645	¥ 1,931,121
Social welfare costs	861,375	714,484	782,789
Others	452,431	419,090	433,462
Total employee benefit expense	¥ 3,456,765	¥ 3,143,219	¥ 3,147,372
Number of individuals with the highest emoluments disclosed	5	5	5
Maximum percentage of employee gross pay the employee may contribute to a defined contribution plan.	8.00%
Contributions to defined contribution retirement plans	¥ 431,818	¥ 342,073	¥ 383,698
Defined contribution retirement plans outstanding contribution	¥ 0	¥ 0	¥ 0